SHAREHOLDERS’ EQUITY (DEFICIT) (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands												12 Months Ended
	Dec. 13, 2023 USD ($) $ / shares shares	Dec. 13, 2023 CAD ($)	Jun. 20, 2023 USD ($) $ / shares shares	Jun. 20, 2023 CAD ($)	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 20, 2023 CAD ($)	Nov. 02, 2022 USD ($) $ / shares shares	Nov. 02, 2022 CAD ($)	Feb. 03, 2022 shares	Jun. 04, 2021 USD ($) shares	Jun. 04, 2021 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 shares	Dec. 13, 2023 $ / shares shares	Jun. 20, 2023 $ / shares shares	Mar. 20, 2023 $ / shares shares	Nov. 02, 2022 $ / shares	Feb. 11, 2022 shares	Jun. 04, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Additional paid-in capital | $												$ 55,485	$ 43,452
Number of shares issued												3,543,718	1,883,343	820,010
Number of options exercised													116,667
Warrants issued												10,965,585	7,056,972	5,966,204
RSU's [member]
IfrsStatementLineItems [Line Items]
Number of shares issued RSU												464,499	545,000
Two private placements [member]
IfrsStatementLineItems [Line Items]
Number of units issued										1,305,662
Price of unit issued | $ / shares																				$ 8.16
Gross proceeds for units										$ 8,590	$ 10,650
Additional common share price | $ / shares																				$ 11.04
Finders fees										466	$ 578
Warrants granted | $										4,786
Additional paid-in capital | $										$ 3,338
Two private placements [member] | April 14 2023 [member]
IfrsStatementLineItems [Line Items]
Warrans issued										221,100	221,100
Two private placements [member] | May 28, 2023 [member]
IfrsStatementLineItems [Line Items]
Warrans issued										1,084,562	1,084,562
December 2021 private placements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														286,223
Number of options exercised														286,223
December 2022 private placements [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													116,667
Number of options exercised													116,667
Shares issued													630,161
Number of warrants exercised													630,161
December 2022 private placements [member] | RSU's [member]
IfrsStatementLineItems [Line Items]
Number of shares issued													545,000
Number of shares issued RSU													545,000
February Two Thousand Twenty Two Private Placements [Member]
IfrsStatementLineItems [Line Items]
Shares issued																			74,985
Issuance of shares of isramat									273,774
November 2022 Warrants [member]
IfrsStatementLineItems [Line Items]
Number of units issued							2,978,337
Price of unit issued | (per share)							$ 1.35											$ 1.86
Gross proceeds for units | $							$ 4,021					$ 140
Finders fees							260	$ 349,000
Warrants granted | $							894
Additional paid-in capital | $							$ 3,127
Shares issued							1,489,169
Warrants issued							237,200
Exercise price | (per share)							$ 1.5											$ 2.04
December 2020 private placement [member]
IfrsStatementLineItems [Line Items]
Shares issued												92,000
Number of warrants exercised												92,000
Warrants issued	647,891		1,909,134		891,778		1,489,169								647,891	1,909,134	891,778
December 2020 private placement [member] | RSU's [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												464,499
Number of shares issued RSU												464,499
March Two Thousand Twenty Two Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of units issued					1,783,561												1,783,561
Price of unit issued | (per share)					$ 1.46												$ 1.95
Gross proceeds for units | $					$ 2,604
Finders fees					$ 208	$ 290
Shares issued					891,778												891,778
Warrants issued					142,685												142,685
Exercise price | (per share)					$ 1.75												$ 2.35
June Two Thousand Twenty Three Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of units issued			3,818,275													3,818,275
Price of unit issued | (per share)			$ 1.15													$ 1.56
Gross proceeds for units | $			$ 6,873
Finders fees			$ 550	$ 733
Shares issued			1,909,134													1,909,134
Warrants issued			305,462													305,462
Exercise price | (per share)			$ 2.20													$ 2.93
December Two Thousand Twenty Three Private Placements [Member]
IfrsStatementLineItems [Line Items]
Number of units issued	1,295,783														1,295,783
Price of unit issued | (per share)	$ 1.15														$ 1.36
Gross proceeds for units | $	$ 1,490
Finders fees	$ 119	$ 162
Shares issued	647,891														647,891
Warrants issued	103,663														103,663
Exercise price | (per share)	$ 1.50														$ 2.05